Client deposits (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classification [Abstract]
Financial liabilities at amortized cost		R$ 304,197,800	R$ 276,042,141	R$ 247,445,177
Total		304,197,800	276,042,141	247,445,177
Type: Demand deposits
Current accounts	[1]	18,853,519	17,559,985	15,868,201
Savings accounts		46,068,346	40,572,369	36,051,476
Time deposits		190,982,541	146,817,650	94,478,875
Repurchase agreements		48,293,394	71,092,137	101,046,625
Of which:
Backed operations with Private Securities	[2]	6,977,766	33,902,890	59,460,210
Backed operations with Government Securities		41,315,628	37,189,247	41,586,415
Total		R$ 304,197,800	R$ 276,042,141	R$ 247,445,177

[1]	Non-interest bearing accounts.
[2]	Refers primarily to repurchase agreements backed by own-issued debentures.